Note 24 - Other Supplemental Information - Summary of Other Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income tax, net of refunds	$ 138,274	$ 116,873
Interest	49,709	28,003
Dividends declared but not paid	$ 6,440	$ 6,608